Summary of Accounting Policies - Leasehold improvements and Loan from lessor (Details)	12 Months Ended
Dec. 31, 2023
Summary of Accounting Policies
Repayment loan, term	8 years
Loan, interest rate	6.00%
Correlation between construction costs and payments to lessor	100.00%